Share based compensation reserve - Director and Senior Management Share Awards (Details) € in Millions					9 Months Ended
	Jun. 22, 2026 shares	Jun. 22, 2026	Jul. 10, 2025 shares	Jul. 10, 2024	Sep. 30, 2026 EUR (€) shares	Sep. 30, 2025 EUR (€) shares
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)		94,110	49,092	36,738
Awards vested and issued in period (in shares)	(49,092)	(29,707)				(24,135)
Liabilities from share-based payment transactions (in shares)	19,385		12,603
New awards granted in the period (in shares)		94,110	49,092	36,738
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment credit | €					€ 0.6	€ 0.5
Share based compensation reserve | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment credit | €					(6.9)	6.2
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of ordinary shares | €					(1.6)	(12.6)
Reclassification of awards for settlement of tax liabilities | €					€ (0.5)	€ (5.0)
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period					3,285,141	3,128,416
New awards granted in the period (in shares)					1,336,055	1,262,731
Forfeitures in the period (in shares)					(1,263,159)	(343,439)
Awards vested and issued in period (in shares)					(49,000)	(631,994)
Number of other equity instruments outstanding (in shares) at end of period					3,309,037	3,415,714
New awards granted in the period (in shares)					1,336,055	1,262,731
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)						(349,823)
Liabilities from share-based payment transactions (in shares)						282,171
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)						(62,000)
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period						704,983
New awards granted in the period (in shares)						0
Forfeitures in the period (in shares)						(148,989)
Awards vested and issued in period (in shares)						(555,994)
Number of other equity instruments outstanding (in shares) at end of period						0
New awards granted in the period (in shares)						0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period					589,991	441,991
New awards granted in the period (in shares)					179,027	62,000
Forfeitures in the period (in shares)					(24,167)	(20,000)
Awards vested and issued in period (in shares)					(49,000)	(76,000)
Number of other equity instruments outstanding (in shares) at end of period					695,851	407,991
New awards granted in the period (in shares)					179,027	62,000
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period					777,155	922,250
New awards granted in the period (in shares)					0	0
Forfeitures in the period (in shares)					(777,155)	(70,695)
Awards vested and issued in period (in shares)					0
Number of other equity instruments outstanding (in shares) at end of period					0	851,555
New awards granted in the period (in shares)					0	0
Restricted shares | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period					873,507	1,059,192
New awards granted in the period (in shares)					0	0
Forfeitures in the period (in shares)					(94,246)	(77,871)
Awards vested and issued in period (in shares)					0
Number of other equity instruments outstanding (in shares) at end of period					779,261	981,321
New awards granted in the period (in shares)					0	0
Performance and Restricted Stock | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period					1,044,488	0
New awards granted in the period (in shares)					0	1,200,731
Forfeitures in the period (in shares)					(248,192)	(25,884)
Awards vested and issued in period (in shares)					0
Number of other equity instruments outstanding (in shares) at end of period					796,296	1,174,847
New awards granted in the period (in shares)					0	1,200,731
Performance and Restricted Stock | January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period					0
New awards granted in the period (in shares)					1,157,028
Forfeitures in the period (in shares)					(119,399)
Awards vested and issued in period (in shares)					0
Number of other equity instruments outstanding (in shares) at end of period					1,037,629
New awards granted in the period (in shares)					1,157,028